Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD WHITEHALL FUNDS
Entity Central Index Key	0001004655
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Feb. 28, 2025
Supplement to Prospectus [Text Block]	Vanguard Mid-Cap Growth FundImportant Notice Regarding Investment Policy and Other Changes to Vanguard Mid-Cap Growth FundSupplement Dated September 10, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025The Board of Trustees of Vanguard Whitehall Funds (the Board of Trustees), on behalf of Vanguard Mid-Cap Growth Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team, removing Wellington Management Company LLP (Wellington) and Frontier Capital Management (Frontier) as advisors to the Fund, and adding Tremblant Capital Group (Tremblant Capital) as advisor to the Fund.The change to the Fund’s investment advisory arrangement is expected to change the Fund’s expense ratio as disclosed below, exclusive of performance-based adjustments.In connection with this change, the Board of Trustees also approved a revised policy whereby the Fund, under normal circumstances, will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of mid-size companies, where “mid-size companies” are defined by a range from the smallest market cap company in the Russell Mid Cap Growth Index to the greater of either the largest market cap company in the Russell Mid Cap Growth Index or the 100th largest market cap company in the U.S. market as defined by the Russell 3000 Index (80% Policy). The changes to the Fund’s advisory arrangements and revised 80% Policy are expected to become effective mid-November 2025.Prospectus and Summary Prospectus Text ChangesThe following replaces a similar table under the heading “Fees and Expenses” in the Fund Summary section:Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.3812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses[1]0.39Fee Waiver[2]0.05Total Annual Fund Operating Expenses After Fee Waiver[2]0.341 The expense information shown in the table has been restated to reflect estimated amounts.2 Tremblant Capital Group (Tremblant Capital) has contractually agreed to waive 0.05% of its management fee for a period of one year from the date of this Prospectus, at which time Tremblant Capital’s fee will automatically revert to the agreed-upon schedule. The contractual waiver may be terminated prior to [xx, 2025] only upon written agreement of the Fund and Tremblant Capital.In the same section, the following replaces a similar table under the heading “Example”:1 Year3 Years5 Years10 Years$40$125$219$493The text under the heading “Principal Investment Strategies” is replaced in its entirety by the following:Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks of mid-size companies. The Fund defines mid-sized companies as companies that have market caps within the range of the smallest market cap company in the Russell Mid Cap Growth Index to the greater of either the largest market cap company in the Russell Mid Cap Growth Index or the 100th largest market cap company in the U.S. market as defined by the Russell 3000 Index. In selecting investments, the advisor invests in those mid-sized companies that it believes have the best prospects for future growth.Prospectus Text ChangesThe sixth bullet under the heading “Basic Tax Points” is replaced in its entirety by the following:Capital gains distributions may occur if Vanguard, the Fund, or its advisor makes changes that would impact the Fund directly or indirectly, including changes to the Fund’s portfolio or advisors or changes to any other Vanguard fund or product that would involve the redemption of shares of the Fund and the related sale of the Fund’s investments. Such changes could, depending on the timing, result in capital gains distributions in the current fiscal year, subsequent fiscal year, or both.A preliminary amended prospectus detailing the changes to the Fund has been filed with the Securities and Exchange Commission but is not yet effective.